PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

May 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series)

CIK No. 0000202032

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6, and Class Y shares, as applicable, of the Invesco Oppenheimer International Diversified Fund, Invesco Oppenheimer Main Street Mid Cap Fund, Invesco Oppenheimer Main Street Small Cap Fund, Invesco Oppenheimer Master Event-Linked Bond Fund, Invesco Oppenheimer Mid Cap Value Fund, Invesco Oppenheimer Portfolio Series: Active Allocation Fund, Invesco Oppenheimer Portfolio Series: Conservative Investor Fund, Invesco Oppenheimer Portfolio Series: Growth Investor Fund and Invesco Oppenheimer Portfolio Series: Moderate Investor Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 147 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 147 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on May 23, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel

cc:	Jaea Hahn